Inventories - Summary of Components of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of inventories [abstract]
Raw materials	¥ 22,968	¥ 21,581
Work in progress	14,427	13,885
Finished goods	58,271	59,351
Supplies	3,135	3,222
Total	¥ 98,801	¥ 98,039